IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2022			2021
	AIRB approach	Standardized approach	Total	AIRB approach (1)	Standardized approach	Total
Business and government portfolios
Corporate
Drawn	$151,361	$45,924	$197,285	$120,417	$36,321	$156,738
Undrawn commitments	64,470	10,142	74,612	61,417	7,583	69,000
Repo-style transactions	185,680	–	185,680	172,827	–	172,827
Other off-balance sheet	14,181	831	15,012	13,644	981	14,625
OTC derivatives	13,094	98	13,192	12,914	415	13,329
	428,786	56,995	485,781	381,219	45,300	426,519
Sovereign
Drawn	149,200	28,680	177,880	125,001	26,272	151,273
Undrawn commitments	8,560	–	8,560	8,525	–	8,525
Repo-style transactions	24,228	–	24,228	26,746	–	26,746
Other off-balance sheet	2,421	–	2,421	1,613	–	1,613
OTC derivatives	2,475	–	2,475	2,011	1	2,012
	186,884	28,680	215,564	163,896	26,273	190,169
Banks
Drawn	14,151	1,548	15,699	12,291	1,565	13,856
Undrawn commitments	1,297	18	1,315	1,554	3	1,557
Repo-style transactions	46,155	–	46,155	42,529	–	42,529
Other off-balance sheet	74,748	–	74,748	64,728	–	64,728
OTC derivatives	6,287	12	6,299	5,765	12	5,777
	142,638	1,578	144,216	126,867	1,580	128,447
Gross business and government portfolios	758,308	87,253	845,561	671,982	73,153	745,135
Less: collateral held for repo-style transactions	237,484	–	237,484	225,399	–	225,399
Net business and government portfolios	520,824	87,253	608,077	446,583	73,153	519,736
Retail portfolios
Real estate secured personal lending
Drawn	281,518	5,491	287,009	261,531	4,835	266,366
Undrawn commitments	38,038	–	38,038	36,631	–	36,631
	319,556	5,491	325,047	298,162	4,835	302,997
Qualifying revolving retail
Drawn	18,034	n/a	18,034	18,181	n/a	18,181
Undrawn commitments	58,471	n/a	58,471	54,509	n/a	54,509
Other off-balance sheet	375	n/a	375	327	n/a	327
	76,880	n/a	76,880	73,017	n/a	73,017
Other retail
Drawn	17,519	5,099	22,618	15,578	1,419	16,997
Undrawn commitments	3,308	28	3,336	2,937	26	2,963
Other off-balance sheet	45	121	166	40	–	40
	20,872	5,248	26,120	18,555	1,445	20,000
Total retail portfolios	417,308	10,739	428,047	389,734	6,280	396,014
Securitization exposures	15,333	3,257	18,590	10,823	4,556	15,379
Gross credit exposure	1,190,949	101,249	1,292,198	1,072,539	83,989	1,156,528
Less: collateral held for repo-style transactions	237,484	–	237,484	225,399	–	225,399
Net credit exposure (2)	$953,465	$101,249	$1,054,714	$847,140	$83,989	$931,129

(1)	Includes exposures subject to the supervisory slotting approach.
(2)
Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial
institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.

n/a	Not applicable.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our standardized credit risk exposures by risk-weight category, before considering the effect of credit risk mitigation strategies and before allowance for credit losses, is provided below.

$ millions, as at October 31	Risk-weight category							2022	2021
	0%	20%	35%	50%	75%	100%	150%	Total	Total
Corporate	$–	$–	$–	$–	$–	$56,863	$132	$56,995	$45,300
Sovereign	24,809	2,971	–	102	–	794	4	28,680	26,273
Banks	–	1,359	–	85	–	134	–	1,578	1,580
Real estate secured personal lending	–	–	3,980	–	1,269	233	9	5,491	4,835
Other retail	–	–	–	–	5,130	80	38	5,248	1,445
	$24,809	$4,330	$3,980	$187	$6,399	$58,104	$183	$97,992	$79,433

(1)	See “Securitization exposures” section for securitization exposures that are subject to the standardized approach.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
Rating profile of OTC derivative
mark-to-market
(MTM) receivables

$ billions, as at October 31		2022		2021
	Exposure (1)
Investment grade	$11.18	79.1%	$9.87	68.9%
Non-investment grade	2.87	20.3	4.39	30.6
Watch list	0.09	0.6	0.07	0.5
Default	–	–	–	–
Unrated	–	–	–	–
	$14.14	100.0%	$14.33	100.0%

(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2022	Canada	U.S.	Europe	Other	Total
Drawn	$195,500	$89,657	$13,330	$16,225	$314,712
Undrawn commitments	51,733	16,322	3,693	2,579	74,327
Repo-style transactions	8,629	5,430	1,857	2,663	18,579
Other off-balance sheet	74,955	7,646	8,190	559	91,350
OTC derivatives	11,100	6,547	2,157	2,052	21,856
	$341,917	$125,602	$29,227	$24,078	$520,824
October 31, 2021	$301,992	$95,561	$28,504	$20,526	$446,583

(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2022	2021
$ millions, as at October 31	Drawn	commitments	transactions	balance sheet	derivatives	Total	Total
Commercial mortgages	$9,098	$10	$–	$–	$–	$9,108	$9,665
Financial institutions	93,137	13,940	17,504	79,477	10,991	215,049	187,163
Retail and wholesale	9,966	4,191	–	391	308	14,856	12,120
Business services	9,675	3,054	8	634	330	13,701	11,253
Manufacturing – capital goods	3,961	2,357	–	275	313	6,906	5,577
Manufacturing – consumer goods	5,131	2,163	–	254	134	7,682	6,270
Real estate and construction	39,584	10,477	–	1,661	178	51,900	45,470
Agriculture	7,860	2,268	–	34	90	10,252	9,306
Oil and gas	3,642	5,491	–	646	5,429	15,208	15,931
Mining	1,956	3,700	–	755	211	6,622	4,903
Forest products	464	612	–	217	60	1,353	1,220
Hardware and software	3,348	1,544	–	56	48	4,996	3,422
Telecommunications and cable	1,508	1,935	–	365	308	4,116	3,440
Broadcasting, publishing and printing	460	118	–	7	8	593	614
Transportation	5,873	3,647	–	269	604	10,393	10,889
Utilities	15,567	11,365	–	4,559	557	32,048	28,209
Education, health, and social services	3,691	1,621	2	191	104	5,609	5,530
Governments	99,791	5,834	1,065	1,559	2,183	110,432	85,601
	$314,712	$74,327	$18,579	$91,350	$21,856	$520,824	$446,583

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the AIRB approach.

$ millions, as at October 31				2022	2021
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	Total	Total
Exceptionally low	$243,056	$47,835	$3,183	$294,074	$282,648
Very low	40,396	9,035	6,282	55,713	48,481
Low	31,437	13,122	7,503	52,062	44,718
Medium	3,804	5,839	2,600	12,243	11,551
High	587	1,002	1,203	2,792	1,953
Default	276	47	101	424	383
	$319,556	$76,880	$20,872	$417,308	$389,734

Summary of Securitization Exposures
The following table provides details on securitization exposures in our banking book, by credit rating.

$ millions, as at October 31	2022	2021
	EAD
Exposures under the AIRB approach
S&P rating equivalent
AAA to BBB-	$15,333	$10,823
BB+ to BB-	–	–
Below BB-	–	–
Unrated	–	–
	15,333	10,823
Exposures under the standardized approach	3,257	4,556
Total securitization exposures	$18,590	$15,379

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2022				2021
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$16.3	$4.7	$6.0	$7.3	$15.0	$4.1	$5.7	$8.7
Credit spread risk	11.0	0.9	1.1	3.4	11.8	5.8	8.4	8.5
Equity risk	10.5	2.6	4.1	4.9	7.8	2.3	6.5	4.1
Foreign exchange risk	4.8	0.5	1.2	1.8	3.8	0.4	1.6	1.4
Commodity risk	6.0	1.1	1.4	2.3	6.1	1.0	1.3	3.0
Debt specific risk	3.3	1.2	1.9	2.2	5.7	2.1	2.9	3.1
Diversification effect (1)	n/m	n/m	(8.1)	(13.2)	n/m	n/m	(18.5)	(21.2)
Total VaR (one-day measure)	$14.6	$5.5	$7.6	$8.7	$13.9	$4.6	$7.9	$7.6
Stressed total VaR (one-day measure)	$49.9	$16.1	$31.2	$30.0	$40.8	$15.3	$33.2	$28.0
IRC (one-year measure) (2)	$178.9	$95.7	$114.0	$130.7	$266.4	$144.6	$182.3	$203.5
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
(2)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2022			2021
	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$278	$(7)	$271	$270	$134	$404
Increase (decrease) in EVE	(679)	(336)	(1,015)	(684)	(161)	(845)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(71)	2	(69)	(117)	(70)	(187)
Increase (decrease) in EVE	151	86	237	161	29	190
100 basis point decrease in interest rates
Increase (decrease) in net interest incom e	(301)	4	(297)	n/a	n/a	n/a
Increase (decrease) in EVE	604	350	954	n/a	n/a	n/a
(1)	Includes CAD and other currency exposures.
n/a	Not applicable.

Summary of Amortized Cost and Fair Values of Non-trading Equities
The following table provides the amortized cost and fair values of our non-trading
equities:

$ millions, as at October 31		Cost	Fair value
2022	Equity securities designated at FVOCI	$525	$522
	Equity-accounted investments in associates (1)	206	230
		$731	$752
2021	Equity securities designated at FVOCI	$730	$836
	Equity-accounted investments in associates (1)	66	89
		$796	$925

(1)	Excludes our equity-accounted joint ventures. See Note 25 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources	Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Risk Measurement

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$31,535	$–	$–	$–	$–	$–	$–	$–	$–	$31,535
Interest-bearing deposits with banks	32,326	–	–	–	–	–	–	–	–	32,326
Securities	7,423	6,244	5,472	4,302	5,933	13,893	64,060	36,358	32,194	175,879
Cash collateral on securities borrowed	15,326	–	–	–	–	–	–	–	–	15,326
Securities purchased under resale agreements	44,040	11,997	6,180	4,175	1,481	1,340	–	–	–	69,213
Loans
Residential mortgages	1,943	4,077	8,099	6,528	14,214	45,804	180,672	8,369	–	269,706
Personal	1,228	552	1,047	785	790	662	3,687	5,536	31,142	45,429
Credit card	346	692	1,038	1,038	1,038	4,153	8,174	–	–	16,479
Business and government	10,464	7,518	8,867	11,235	12,521	32,717	74,126	20,181	10,913	188,542
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,073)	(3,073)
Derivative instruments	7,088	5,847	2,803	2,354	1,778	7,586	8,912	6,667	–	43,035
Customers’ liability under acceptances	10,419	1,109	2	44	–	–	–	–	–	11,574
Other assets	–	–	–	–	–	–	–	–	47,626	47,626
	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
October 31, 2021	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
Liabilities
Deposits (2)	$14,627	$33,409	$45,187	$60,217	$54,474	$31,954	$72,009	$16,238	$369,457	$697,572
Obligations related to securities sold short	15,284	–	–	–	–	–	–	–	–	15,284
Cash collateral on securities lent	4,853	–	–	–	–	–	–	–	–	4,853
Obligations related to securities sold under repurchase agreements	70,976	5,332	752	–	111	–	–	–	–	77,171
Derivative instruments	7,192	4,725	2,751	2,624	2,574	6,919	12,219	13,336	–	52,340
Acceptances	10,431	1,109	2	44	–	–	–	–	–	11,586
Other liabilities	25	57	58	77	65	311	629	949	25,946	28,117
Subordinated indebtedness	–	–	–	–	–	36	–	6,256	–	6,292
Equity	–	–	–	–	–	–	–	–	50,382	50,382
	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597
October 31, 2021	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)
Comprises $232.1 billion (2021: $213.9 billion) of personal deposits; $443.0 billion (2021: $387.1 billion) of business and government deposits and secured borrowings; and $22.5 billion (2021: $20.2 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,621	$10,058	$5,190	$5,867	$5,300	$21,483	$67,286	$2,583	$216,873	$336,261
Securities lending (2)	44,328	4,352	4,328	–	–	–	–	–	–	53,008
Standby and performance letters of credit	3,968	3,330	2,927	3,783	2,942	618	739	152	–	18,459
Backstop liquidity facilities	–	11,003	1,076	604	172	–	–	–	–	12,855
Documentary and commercial letters of credit	59	98	21	2	1	4	24	–	–	209
Other	718	–	–	–	–	–	–	–	–	718
	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873	$421,510
October 31, 2021	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449	$381,042
(1)	Includes $167.3 billion (2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $4.9 billion (2021: $2.5 billion) for cash because it is reported on the consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at October 31, 2022 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$111	$155	$275	$192	$162	$596	$757	$145	$2,393
Underwriting commitments	936	–	–	–	–	–	–	–	936
Future lease commitments (1)	–	–	–	–	–	–	72	497	569
Investment commitments	–	–	9	1	1	1	18	432	462
Pension contributions (3)	19	38	57	57	57	–	–	–	228
	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
October 31, 2021	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
(1)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and are therefore subject to significant variability.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at October 31	31 to 90 days	Over 90 days	2022 Total	2021 Total
Residential mortgages	$874	$–	$874	$703
Personal	247	–	247	146
Credit card (1)	206	125	331	203
Business and government	256	–	256	162
	$1,583	$125	$1,708	$1,214
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.